4. STOCKHOLDERS' EQUITY/DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Common stock issued
Series C Preferred Stock Conversions	206,626
Series C Preferred Stock Dividends	117,865
Common Stock Issued as Payment for Accrued Dividends	38
Convertible Debt Conversions	24,659
Series C Exchanges	22,996
Series B Tranche B Warrants Exchanges	14,766
Total	386,950

Sales of unregistered securities - Issuance - For Cash	40,000
Issuance - For Debt Repayment	152,117
Series C Conversion	1,006,777
Series C Dividends	18,562
Series B Dividends	11,086
Option Exercised	1,786
Warrant Exercised - Cashless	95,413
Warrant Exercised – For Cash	13,500
Issued for December 2014 public offering warrant exchange	26,190
Issued for Consulting Services	36,697
Total	1,402,128

Schedule of assumptions used to determine fair value of stock options
	2015	2014
Expected volatility	152.32%	157.70%
Expected option life in years	9.98	9.98
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.33%	2.55%
Weighted average fair value per option at grant date	$0.49	$0.40

Stock option activity
	2016
		Weighted Average Exercise
	Shares	Price
Outstanding at beginning of year	132	$36,000.00
Options granted	-	$-
Options exercised	-	$-
Options expired/forfeited	(21)	$74,160.00
Outstanding at end of year	112	$29,376.00

	2015		2014
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	69,404	$66.00	65,312	$68.00
Options granted	42,140	$12.00	7,548	$40.00
Options exercised	(1,786)	$48.00	(2,424)	$32.00
Options expired/forfeited	(3,822)	$43.00	(1,031)	$68.00
Outstanding at end of year	105,936	$45.00	69,404	$66.00
Options vested and exercisable at year-end	90,411	$49.00	59,881	$66.00
Options available for grant at year-end	26,616		63,148
Aggregate intrinsic value – options exercised	$—		$497
Aggregate intrinsic value – options outstanding	$—		$4,941
Aggregate intrinsic value – options vested and exercisable	$—		$6,129
Options unvested, balance at beginning of year (1)	9,523		10,672	$112.00
Options granted (1)	42,140	$40.00	7,548	$40.00
Vested (1)	(34,383)	$66.00	(7,666)	$66.00
Cancelled/Forfeited	(2,455)	$68.00	(1,031	$68.00
Balance, end of period (1)	14,825		9,523	—

__________________

(1)	Includes awards not captured in valuation fragments

Outstanding warrants
Warrants (Underlying Shares)
Outstanding, January 1, 2016	3,503
Issuances	1,894,212
To be issued	17,239
Canceled / Expired	(11,082)
Exercised	—
Outstanding, September 30, 2016	1,903,872

Warrants (Underlying Shares)
Outstanding, January 1, 2015	297,961
Issuances	2,751,872
Canceled / Expired	(35,973)
Exercised	(211,476)
Outstanding, December 31, 2015	2,802,384

Shares reserved for warrants
Warrants (Underlying Shares)		Exercise Price	Expiration Date
4	(1)	$84,000.00 per share	November 20, 2016
24	(2)	$8,368.00 per share	May 23, 2018
1,617	(3)	$75.00 per share	June 14, 2021
3	(4)	$40,000.00 per share	April 23, 2019
8	(5)	$36,000.00 per share	May 22, 2019
3	(5)	$30,400.00 per share	September 10, 2019
5	(6)	$36,864.80 per share	September 27, 2019
10	(7)	$22,504.00 per share	December 2, 2019
105	(8)	$7,200.00 per share	December 2, 2020
105	(8)	$8,800.00 per share	December 2, 2020
25	(9)	$20,400.00 per share	March 30, 2018
22	(10)	$9,504.00 per share	June 29, 2020
659	(11)	$640.00 per share	June 29, 2020
343	(12)	$640.00 per share	September 4, 2020
363	(13)	$640.00 per share	September 21, 2020
7	(14)	$9,504.00 per share	September 4, 2020
198	(15)	$640.00 per share	October 23, 2020
7	(16)	$9,504.00 per share	October 23, 2020
1,796,875	(17)	$0.80 per share	June 14, 2021
86,250	(18)	$0.080 per share	February 21, 2021
17,239	(19)	$13.92 per share	June 6, 2021
1,903,872

(1)	Issued as part of a November 2011 private placement.
(2)	Issued in June 2015 in exchange for warrants originally issued as part of a May 2013 private placement.
(3)	Issued in June 2015 in exchange for warrants originally issued as part of a May 2013 private placement.
(4)	Issued to a placement agent in conjunction with an April 2014 private placement.
(5)	Issued to a placement agent in conjunction with a September 2014 private placement.
(6)	Issued as part of a September 2014 Regulation S offering.
(7)	Issued to a placement agent in conjunction with a 2014 public offering.
(8)	Issued in June 2015 in exchange for warrants originally issued as part of a 2014 public offering.
(9)	Issued as part of a March 2015 private placement.
(10)	Issued to a placement agent in conjunction with a June 2015 private placement.
(11)	Issued as part of a June 2015 private placement.
(12)	Issued as part of a June 2015 private placement.
(13)	Issued as part of a June 2015 private placement.
(14)	Issued to a placement agent in conjunction with a June 2015 private placement.
(15)	Issued as part of a June 2015 private placement.
(16)	Issued to a placement agent in conjunction with a June 2015 private placement.
(17)	Issued as part of a February 2016 private placement.
(18)	Issued to a placement agent in conjunction with a February 2016 private placement.
(19)	Contractually obligated to be issued pursuant to a strategic license agreement.

Warrants (Underlying Shares)		Exercise Price Per Share	Expiration Date
4,399	(1)	$68.00	March 31, 2016
2,852	(2)	$105.00	November 20, 2016
18,581	(3)	$10.46	May 23, 2018
1,292,820	(3)	$1.03	May 23, 2018
2,000	(4)	$50.00	April 23, 2019
5,618	(4)	$45.00	May 22, 2019
1,842	(5)	38.00	September 10, 2019
3,255	(6)	$46.08	September 27, 2019
7,553	(7)	$28.13	December 2, 2019
83,927	(8)	$9.00	December 2, 2020
83,927	(8)	$11.00	December 2, 2020
20,000	(9)	$25.50	March 30, 2018
17,547	(10)	$11.88	June 29, 2020
526,421	(11)	$1.03	June 29, 2020
273,684	(12)	$1.03	September 4, 2020
289,737	(13)	$1.03	September 21, 2020
5,163	(14)	$11.88	September 4,2020
157,895	(15)	$1.03	October 23, 2020
5,163	(16)	$11.88	October 23,2020
2,802,384

(1)	Issued in February 2014 as part of a buy-back of a minority interest in Interscan in December 2012.
(2)	Issued as part of a November 2011 private placement.
(3)	Issued in June 2015 in exchange for warrants originally issued as part of a May 2013 private placement.
(4)	Issued to a placement agent in conjunction with an April 2014 private placement.
(5)	Issued to a placement agent in conjunction with a September 2014 private placement.
(6)	Issued as part of a September 2014 Regulation S offering.
(7)	Issued to a placement agent in conjunction with a 2014 public offering.
(8)	Issued in June 2015 in exchange for warrants originally issued as part of a 2014 public offering.
(9)	Issued as part of a March 2015 private placement.
(10)	Issued to a placement agent in conjunction with a June 2015 private placement.
(11)	Issued as part of a June 2015 private placement.
(12)	Issued as part of a June 2015 private placement.
(13)	Issued as part of a June 2015 private placement.
(14)	Issued to a placement agent in conjunction with a June 2015 private placement.
(15)	Issued as part of a June 2015 private placement.
(16)	Issued to a placement agent in conjunction with a June 2015 private placement.